Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
United States	$(45,123)	$(39,350)	$(25,387)
International	(623)	903	461

	$(45,746)	$(38,447)	$(24,926)

Components of Total Benefit from Income Taxes

The components of the total benefit from income taxes for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
Current
Federal	$—	$—	$—
State	5	7	1
International	840	221	108

Total current tax expense	845	228	109

Deferred
Federal	(6,086)	(12,468)	(7,111)
State	(202)	(1,473)	(1,172)
International	(1,144)	—	—

Total deferred tax benefit	(7,432)	(13,941)	(8,283)

Total benefit from income taxes	$(6,587)	$(13,713)	$(8,174)

Reconciliation of Statutory U.S. Federal Tax Rate to Effective Tax Rate

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2016, 2015 and 2014 was as follows:

	Year ended December 31,
	2016	2015	2014
Federal statutory income tax rate	34.0%	34.0%	34.0%
State tax, net of federal benefit	3.0%	4.0%	3.1%
Federal tax credits	1.2%	1.1%	0.6%
Change in valuation allowance	(16.5%)	(2.3%)	—
Common stock warrants	(4.4%)	(0.4%)	(5.0%)
Other	(2.9%)	(0.7%)	0.1%

	14.4%	35.7%	32.8%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities at December 31, 2016 and 2015 were as follows (in thousands):

	Year ended December 31,
	2016	2015
Deferred tax assets
Accrued expenses and other current liabilities	$1,065	$1,147
Business credits	2,913	1,962
Stock-based compensation	4,393	2,488
Net operating loss carryover	21,151	13,586
Other	1,253	358

Total deferred tax assets	30,775	19,541
Less: valuation allowance	(8,489)	(887)

Deferred tax assets, net of valuation allowance	22,286	18,654

	Year ended December 31,
	2016	2015
Deferred tax liabilities
Property and equipment	$(1,250)	$(1,473)
Common stock warrants	—	(63)
Intangible assets	(20,439)	(21,800)
Prepaid expenses	(1,859)	(1,225)

Total deferred tax liabilities	(23,548)	(24,561)

Net deferred taxes	$(1,262)	$(5,907)

Summary of Change in Valuation Allowance

The change in the valuation allowance for the years ended December 31, 2016 and 2015 was as follows (in thousands). There was no valuation allowance for the year ended December 31, 2014.

	December 31, 2016
	2016	2015
Valuation allowance, at beginning of year	$887	$—
Increase in valuation allowance	7,602	887

Valuation allowance, at end of year	$8,489	$887

Roll Forward of Total Gross Unrecognized Tax Benefits

The following is a roll forward of the Company’s total gross unrecognized tax benefits (in thousands):

Total Gross unrecognized tax benefits, December 31, 2013	$153
Increase related to positions taken in the year ended December 31, 2014	35

Total gross unrecognized tax benefits, December 31, 2014	188
Increase related to positions taken in the year ended December 31, 2015	90

Total gross unrecognized tax benefits, December 31, 2015	278
Increase related to positions taken in the year ended December 31, 2016	104

Total gross unrecognized tax benefits, December 31, 2016	$382